Statements of Operations	6 Months Ended
Jun. 30, 2025
Income Statement Related Disclosures [Abstract]
Statements of Operations
Note 5 - Statements of Operations

A.	Selling, general and administrative expenses

	Six months ended June 30,		Year ended December 31,
	2025	2024	2024
	U.S. Dollars
Selling (1)	27,490	23,004	48,134
General and administrative	9,175	7,690	15,461

	36,665	30,694	63,595

(1) Including shipping and handling costs	3,069	2,029	4,120

B.          Financial income (expenses), net

	Six months ended June 30,		Year ended December 31,
	2025	2024	2024
	U.S. Dollars
Interest income	12,741	11,812	24,841
Amortization of issuance costs of convertible notes	(547)	(547)	(1,094)
Other, net (1)	(1,819)	(641)	(578)

	10,375	10,624	23,169

(1) Including foreign currency expense resulting from transactions not denominated in U.S. Dollars	(1,327)	(313)	37